UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22591

                                                     Apollo Tactical Income Fund Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street

                                           New York, New York 10019

(Address of principal executive offices) (Zip code)

Joseph Moroney, President

9 West 57th Street

                                                   New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 515-3200

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Apollo Tactical Income Fund Inc.

Schedule of Investments

September 30, 2016 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans - 113.9%(a)

AEROSPACE & DEFENSE - 3.9%

Camp International Holding Co.
Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 08/18/24(b)	2,034,175	2,043,075
DAE Aviation Holdings, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/07/22(b)	3,975,723	4,005,541
Engility Corp.
Term Loan B-1, (LIBOR + 4.25%, 0.00% Floor), 4.77%, 08/12/20(b)	982,284	993,949
Term Loan B-2, (Variable + 4.73%, 1.04% Floor), 5.77%, 08/14/23(b)	876,350	886,209
Photonis Technologies SAS (France)
First Lien Initial Dollar Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 09/18/19(b)(c)(d)	1,897,815	1,708,034

		9,636,808

AUTOMOTIVE - 2.7%

American Tire Distributors, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/01/21(b)	1,619,990	1,603,992
Tectum Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 08/24/23(b)(d)(e)	2,714,753	2,721,540
U.S. Farathane, LLC
Term Loan B-2, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/23/21(b)	2,319,994	2,331,594

		6,657,126

BANKING, FINANCE, INSURANCE & REAL ESTATE - 9.6%

Alliant Holdings Intermediate, LLC
2016 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.25%, 08/12/22(b)	2,344,639	2,358,120
AqGen Island Intermediate Holdings, Inc.
First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/05/22(b)	2,463,299	2,450,983
Asurion, LLC
Incremental Tranche B-4 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 08/04/22(b)	991,117	997,559
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 03/03/21(b)	2,000,000	1,994,160
CRCI Holdings, Inc.
Term Loan B, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 08/31/23(b)	2,250,000	2,247,188

	Principal Amount ($)	Value ($)

BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)

Donnelley Financial Solutions, Inc.
Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 09/30/23(b)(e)	1,046,154	1,052,692
Henry Company, LLC
First Lien Term Loan B, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 10/05/23(b)(e)	875,676	877,865
Hyperion Insurance Group, Ltd. (United Kingdom)
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 04/29/22(b)(c)	395,150	387,494
iStar, Inc.
Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 07/01/20(b)	1,398,705	1,415,323
Jefferies Finance, LLC (JFIN Co-Issuer Corp.)
Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 05/14/20(b)(d)	1,502,717	1,489,567
Medical Card System, Inc.
Term Loan, (LIBOR + 0.50%, 1.00% Floor), 1.50%, 05/31/19(b)(d)(f)	4,913,829	2,828,400
MMM Holdings, Inc.
MMM Term Loan, (LIBOR + 8.25%, 1.50% Floor), 9.75%, 12/12/17(b)	1,100,171	1,072,666
MPH Acquisition Holdings, LLC
Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/07/23(b)	2,640,208	2,676,920
MSO of Puerto Rico, Inc.
MSO Term Loan, (LIBOR + 8.25%, 1.50% Floor), 9.75%, 12/12/17(b)	799,818	779,823
SquareTwo Financial Corp.
Term Loan, (10.50% PIK) (LIBOR + 9.50%, 1.00% Floor), 10.50%, 05/24/19(b)(d)(f)(g)	177,678	177,678
Term Loan, (11.00% PIK) (LIBOR +10.00%, 1.00% Floor), 11.00%, 05/01/19(b)(d)(f)(g)	1,768,917	851,380

		23,657,818

BEVERAGE, FOOD & TOBACCO - 3.1%

The Chef’s Warehouse, Inc.
Delayed Draw Term Loan, (LIBOR + 5.75%, 1.00% Floor), 5.75%, 06/22/22(b)	47,906	47,637
Initial Term Loan, (LIBOR + 5.75%, 1.00% Floor), 6.75%, 06/22/22(b)	1,043,440	1,037,571
NBTY, Inc.
Dollar Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/05/23(b)	1,834,857	1,845,985

See accompanying Notes to Schedule of Investments.  |  1

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

September 30, 2016  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

BEVERAGE, FOOD & TOBACCO (continued)

PFS Holding Corp.
First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 01/31/21(b)(e)	1,226,194	1,152,622
PFS Holding Corp. (continued)
Second Lien Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 01/31/22(b)	499,800	418,582
Winebow Holdings, Inc. (The Vintner Group, Inc.)
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/01/21(b)	989,873	976,673
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 01/02/22(b)	2,505,795	2,311,596

		7,790,666

CAPITAL EQUIPMENT - 1.4%

MTS Systems Corp.
Term Loan B, (LIBOR + 4.25%, 0.75% Floor), 5.00%, 07/05/23(b)	3,333,333	3,364,600

CHEMICALS, PLASTICS & RUBBER - 2.4%

The Chemours Co.
Tranche B Term Loan, (LIBOR + 3.00%, 0.75% Floor), 3.75%, 05/12/22(b)	1,994,152	1,979,206
Ineos Styrolution US Holding, LLC (Switzerland)
Term Loan B, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/30/21(b)(c)(e)	1,401,342	1,417,990
PetroChoice Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 08/19/22(b)	1,004,888	1,009,912
Tronox Pigments (Netherlands) B.V.
Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 03/19/20(b)(e)	1,577,307	1,563,687

		5,970,795

CONSTRUCTION & BUILDING - 1.1%

Primeline Utility Services, LLC
Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 11/14/22(b)	2,674,372	2,692,758

CONSUMER GOODS: NON-DURABLE - 1.6%

ABG Intermediate Holdings 2, LLC
First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 05/27/21(b)(e)	3,750,072	3,759,447
Nine West Holdings, Inc.
Unsecured Initial Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 01/08/20(b)	658,474	98,771

		3,858,218

	Principal Amount ($)	Value ($)

CONTAINERS, PACKAGING & GLASS - 3.9%

BWay Intermediate Company, Inc.
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/14/20(b)	3,836,366	3,863,700
Hoover Group, Inc.
Initial Term Loan, (LIBOR + 6.75%, 1.00% Floor), 7.75%, 01/28/21(b)(d)	763,617	710,164
NVLX Acquisition, LLC
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 12/05/21(b)	3,184,771	3,214,644
Sprint Industrial Holdings, LLC
First Lien Term Loan, (LIBOR + 5.75%, 1.25% Floor), 7.00%, 05/14/19(b)	2,586,058	1,900,753

		9,689,261

ENERGY: OIL & GAS - 2.4%

American Energy - Marcellus, LLC
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/04/20(b)	1,383,515	767,858
Azure Midstream Energy, LLC
Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/15/18(b)	492,116	412,147
Chief Exploration & Development, LLC
Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.75%, 05/16/21(b)	2,592,376	2,443,314
Drillships Financing Holding, Inc.
Tranche B-1 Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 03/31/21(b)	994,872	501,913
HGIM Corp.
Term Loan A, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/18/18(b)	515,425	399,454
Sheridan Investment Partners I, LLC
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/01/19(b)	218,739	134,524
Sheridan Production Partners I-A, L.P.
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/01/19(b)	28,985	17,826
Sheridan Production Partners I-M, L.P.
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/01/19(b)	17,704	10,888
Southcross Energy Partners, L.P.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/04/21(b)	1,561,501	1,276,527

2  |  See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

September 30, 2016  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

ENERGY: OIL & GAS (continued)

Southcross Holdings Borrower, LP
Tranche B Term Loan (5.5% PIK), 9.00%, 04/13/23(b)(f)(h)	116,682	98,888

		6,063,339

ENVIRONMENTAL INDUSTRIES - 1.1%

Emerald 2, Ltd. (United Kingdom)
Facility B-1 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/14/21(b)(c)	2,901,337	2,710,936

FOREST PRODUCTS & PAPER - 1.2%

Caraustar Industries, Inc.
Incremental Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 05/01/19(b)	1,313,019	1,328,881
Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 05/01/19(b)	1,675,483	1,695,723

		3,024,604

HEALTHCARE & PHARMACEUTICALS - 10.0%

Alvogen Pharma US, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/01/22(b)	2,089,665	2,096,206
HCR ManorCare, Inc.
Initial Term Loan, (LIBOR + 3.50%, 1.50% Floor), 5.00%, 04/06/18(b)(e)	2,522,102	2,219,450
Lanai Holdings II, Inc.
First Lien Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 08/29/22(b)	2,731,706	2,704,389
Lanai Holdings III, Inc.
Second Lien Initial Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 08/28/23(b)	869,565	847,826
Nmsc Holdings, Inc.
First Lien Term Loan B, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/19/23(b)	561,524	568,543
Opal Acquisition, Inc.
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/27/20(b)	3,498,427	3,281,961
Premier Dental Services, Inc.
New Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/01/18(b)	3,363,933	3,359,728
Press Ganey Holdings, Inc.
Second Lien Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 09/30/24(b)(e)	500,000	503,750
Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 09/29/23(b)(e)	344,669	345,531
Steward Health Care System, LLC
Term Loan, (LIBOR + 5.50%, 1.25% Floor), 6.75%, 04/10/20(b)	1,260,150	1,263,300

	Principal Amount ($)	Value ($)

HEALTHCARE & PHARMACEUTICALS (continued)

Surgery Center Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 11/03/20(b)	1,989,879	1,993,610
U.S. Renal Care, Inc.
Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 12/30/22(b)	2,940,028	2,829,777
Valeant Pharmaceuticals
International, Inc. (Canada) Tranche B Term Loan Series C-2, (LIBOR + 4.50%, 0.75% Floor), 5.25%, 12/11/19(b)(c)	500,000	501,385
Tranche B Term Loan Series D-2, (LIBOR + 4.25%, 0.75% Floor), 5.00%, 02/13/19(b)(c)(e)	2,182,058	2,187,000

		24,702,456

HIGH TECH INDUSTRIES - 16.9%

Cortes NP Acquisition Corp.
Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/29/23(b)(e)	4,309,249	4,223,064
Deltek, Inc.
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 06/26/23(b)	1,124,528	1,139,990
Flexera Software, LLC
Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 04/02/21(b)	2,500,000	2,465,625
Informatica Corp.
Dollar Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/05/22(b)	997,481	972,958
JDA Software Group, Inc.
First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 09/22/23(b)(e)	674,847	676,534
Landslide Holdings, Inc. (Crimson Acquisition Corp.)
First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 09/27/22(b)(e)	2,075,342	2,092,204
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 09/21/23(b)(e)	1,234,017	1,230,932
Lanyon Solutions, Inc. (Lanyon, Inc.)
First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 11/13/20(b)	572,414	570,267
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 11/15/20(b)(e)	2,395,292	2,386,310
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 11/15/21(b)(d)(e)	3,219,037	3,178,799

See accompanying Notes to Schedule of Investments.  |  3

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

September 30, 2016  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

HIGH TECH INDUSTRIES (continued)

Lanyon Solutions, Inc. (Lanyon, Inc.) (continued)
Second Lien Term Loan, (LIBOR + 9.50%, 1.00% Floor), 10.50%, 11/15/21(b)(e)	677,451	668,983
MSC.Software Corp.
First Lien Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/29/20(b)	880,728	878,526
Second Lien Initial Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 05/31/21(b)	2,550,000	2,499,000
ON Semiconductor Corp.
Term Loan B, (LIBOR + 3.25%, 0.00% Floor), 3.78%, 03/31/23(b)(e)	1,053,557	1,059,863
Riverbed Technology, Inc.
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 04/25/22(b)	3,430,055	3,467,477
RP Crown Parent, LLC
First Lien New Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 12/21/18(b)	2,475,498	2,478,010
Second Lien Term Loan, (LIBOR + 10.00%, 1.25% Floor), 11.25%, 12/21/19(b)	1,250,000	1,260,550
TIBCO Software, Inc.
Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/04/20(b)	3,153,443	3,115,428
Triple Point Group Holdings, Inc.
Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/10/20(b)(e)	1,072,144	958,229
Vision Solutions, Inc.
Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 06/16/22(b)	4,000,000	4,005,000
Western Digital Corp.
Term Loan B-1, (LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/29/23(b)	2,394,000	2,422,189

		41,749,938

HOTEL, GAMING & LEISURE - 4.5%

Delta 2 (Lux) S.a.r.l. (Luxembourg)
Facility B-3 Term Loan (USD), (LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/30/21(b)(c)	2,000,000	2,005,970
Second Lien, (LIBOR + 6.75%, 1.00% Floor), 7.75%, 07/29/22(b)(c)	1,000,000	1,005,250
Everi Payments, Inc.
Term Loan B, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 12/18/20(b)	1,458,755	1,416,816
The Intertain Group, Ltd. (The Intertain Group Finance, LLC) (Canada)
Initial Term Loan B, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 04/08/22(b)(c)	726,445	725,537

	Principal Amount ($)	Value ($)

HOTEL, GAMING & LEISURE (continued)

Mohegan Tribal Gaming Authority
Term Loan A, (LIBOR + 4.25%, 0.00% Floor), 4.78%, 10/10/21(b)(e)	1,926,421	1,924,013
Scientific Games International, Inc.
Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 10/18/20(b)	3,969,388	3,987,052

		11,064,638

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 3.4%

Advantage Sales & Marketing, Inc.
Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 07/25/22(b)(e)	2,627,586	2,506,888
ALM Media, LLC
First Lien Term Loan B, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 07/31/20(b)(d)	3,531,895	3,461,257
F & W Media, Inc.
Initial Term Loan, (Variable + 9.48%, 1.30% Floor), 10.78%, 06/30/19(b)	3,135,887	2,563,587

		8,531,732

MEDIA: BROADCASTING & SUBSCRIPTION - 8.3%

Emmis Operating Co.
Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 06/10/21(b)	1,418,726	1,340,696
Hemisphere Media Holdings, LLC (Intermedia Espanol, Inc.)
New Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/30/20(b)	2,437,329	2,440,376
Intelsat Jackson Holdings S.A. (Luxembourg)
Tranche B-2 Term Loan, (LIBOR + 2.75%, 1.00% Floor), 3.75%, 06/30/19(b)(c)	4,296,786	4,097,071
Neptune Finco Corp.
Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 10/09/22(b)	2,044,887	2,053,619
Numericable U.S., LLC (France)
Term Loan B-7, (LIBOR + 4.25%, 0.75% Floor), 5.00%, 01/15/24(b)(c)	3,558,228	3,600,927
SESAC Holdco II, LLC
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 02/08/19(b)	1,901,275	1,897,710
Telecommunications Management, LLC
Second Lien Initial Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 10/30/20(b)	1,065,712	1,047,062

4  |  See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

September 30, 2016  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

MEDIA: BROADCASTING & SUBSCRIPTION (continued)

William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC)
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 05/06/21(b)	3,974,960	3,998,313

		20,475,774

METALS & MINING - 0.0%

Magnetation, LLC / Mag Finance Corp.
Term Loan (12.00% PIK), 12.00%, 10/14/16(d)(f)(g)(h)	1,212,029	3,636

RETAIL - 10.1%

Academy, LTD.
Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/01/22(b)	3,989,307	3,904,534
Belk, Inc.
Closing Date First Lien Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/12/22(b)	2,162,511	1,964,988
Charming Charlie, LLC
Initial Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 12/24/19(b)(d)	1,120,338	717,017
David’s Bridal, Inc.
Initial Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 10/11/19(b)(e)	2,000,000	1,886,260
J. Crew Group, Inc.
Initial Term Loan, (LIBOR + 3.00%, 1.00% Floor), 4.00%, 03/05/21(b)	1,496,173	1,191,702
JC Penney Corp., Inc.
2016 Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/23/23(b)	2,795,750	2,812,971
Jo-Ann Stores, LLC
Term Loan B, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/29/23(b)(e)	2,758,620	2,717,241
Leslie’s Poolmart, Inc.
First Lien Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/16/23(b)	717,391	723,220
The Neiman Marcus Group, Inc.
Other Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 10/25/20(b)	2,000,000	1,846,250
Petco Animal Supplies, Inc.
Tranche B-1 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/26/23(b)	1,814,628	1,836,050
Tranche B-2 Term Loan, (LIBOR + 4.25%, 0.00% Floor), 5.00%, 01/26/23(b)	1,604,838	1,624,016

	Principal Amount ($)	Value ($)

RETAIL (continued)

Sears Roebuck Acceptance Corp. (KMART Corp.)
2015 Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/30/18(b)(e)	3,216,798	3,159,153
Vince, LLC (Vince Intermediate Holding, LLC)
Term Loan B, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 11/27/19(b)(d)	514,815	491,648

		24,875,050

SERVICES: BUSINESS - 14.4%

Americold Realty Operating Partnership, L.P.
Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/01/22(b)	3,199,546	3,237,556
Camelot Finance, LP
Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/15/23(b)(e)	2,620,697	2,627,904
Carecore National, LLC
Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 03/05/21(b)	969,204	953,455
EIG Investors Corp.
Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 02/09/23(b)	2,955,000	2,762,925
Term Loan, (LIBOR + 5.48%, 1.00% Floor), 6.48%, 11/09/19(b)	1,940,623	1,889,682
Evergreen Skills Lux S.a.r.l.
First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 04/28/21(b)	1,995,464	1,772,850
Second Lien Initial Term Loan, (LIBOR + 8.25%, 1.00% Floor), 9.25%, 04/28/22(b)	1,000,000	607,500
Explorer Holdings, Inc.
Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 05/02/23(b)	498,750	503,114
GCA Services Group, Inc.
First Lien Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 03/01/23(b)	1,358,689	1,371,217
Infogroup, Inc.
Term Loan B, (LIBOR + 5.50%, 1.50% Floor), 7.00%, 05/28/18(b)	1,123,715	1,110,370
Netsmart Technologies, Inc.
First Lien Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 04/19/23(b)	584,582	588,054
Onex Carestream Finance, L.P.
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/07/19(b)	985,294	918,260
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 12/07/19(b)	4,000,000	3,646,660

See accompanying Notes to Schedule of Investments.  |  5

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

September 30, 2016  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

SERVICES: BUSINESS (continued)

SGS Cayman, L.P.
Initial Cayman Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/23/21(b)	424,988	423,747
SMG
2014 Second Lien Term Loan, (LIBOR + 8.25%, 1.00% Floor), 9.39%, 02/27/21(b)	2,458,634	2,354,142
Solera, LLC (Solera Finance, Inc.)
Dollar Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 03/03/23(b)	3,319,002	3,358,067
Sutherland Global Services, Inc.
Initial U.S. Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/23/21(b)	1,825,729	1,820,398
U.S. Security Associates Holdings, Inc.
Term Loan B, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 07/14/23(b)	2,015,267	2,023,661
USS Parent Holding Corp.
Delayed Draw Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/11/23(b)(e)	152,711	153,602
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/11/23(b)	3,470,132	3,490,380

		35,613,544

SERVICES: CONSUMER - 1.0%

Laureate Education, Inc.
Extended Term Loan Series 2021, (LIBOR + 8.00%, 0.00% Floor), 8.66%, 03/17/21(b)	997,492	994,125
NVA Holdings, Inc.
Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/14/22(b)	1,391,776	1,392,646

		2,386,771

TELECOMMUNICATIONS - 2.8%

Avaya, Inc.
Term Loan B-3, (LIBOR + 4.50%, 0.00% Floor), 5.24%, 10/26/17(b)	776,436	618,043
Term Loan B-6, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 03/31/18(b)	1,397,056	1,069,328
Term Loan B-7, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 05/29/20(b)(e)	343,997	255,418
Global Tel*Link Corp.
First Lien Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 05/23/20(b)	1,170,102	1,136,467

	Principal Amount ($)	Value ($)

TELECOMMUNICATIONS (continued)

Securus Technologies Holdings, Inc.
Second Lien Initial Term Loan, (LIBOR + 7.75%, 1.25% Floor), 9.00%, 04/30/21(b)	4,000,000	3,867,500

		6,946,756

TRANSPORTATION: CARGO - 1.5%

Carrix, Inc.
Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 01/07/19(b)(e)	3,962,153	3,830,094

TRANSPORTATION: CONSUMER - 0.7%

Travel Leaders Group, LLC
Tranche B Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/07/20(b)	1,711,968	1,705,548

UTILITIES: ELECTRIC - 5.9%

EFS Cogen Holdings I, LLC
Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/28/23(b)	2,425,458	2,454,563
Green Energy Partners (Stonewall, LLC)
Term B-1, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 11/13/21(b)(d)(e)	929,182	908,276
Moxie Patriot, LLC
Construction B-1 Advances, (LIBOR + 5.75%, 1.00% Floor), 6.75%, 12/19/20(b)(e)	1,505,393	1,479,049
Pike Corp.
First Lien Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/22/21(b)	2,097,104	2,106,939
Second Lien Initial Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 06/22/22(b)	2,500,000	2,489,000
Texas Competitive Electric Holdings Company, LLC Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 10/31/17(b)	4,071,429	4,107,420
Term Loan C, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 10/31/17(b)	928,571	936,780

		14,482,027

Total Senior Loans (Cost $285,688,097)		281,484,893

Corporate Notes and Bonds - 24.1%(h)

AUTOMOTIVE - 0.6%

American Tire Distributors, Inc.
10.25%, 03/01/22(i)	1,628,000	1,489,620

BEVERAGE, FOOD & TOBACCO - 2.1%

Land O’Lakes Capital Trust I
7.45%, 03/15/28(i)	4,719,000	5,238,090

6  |  See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

September 30, 2016  (unaudited)

	Principal Amount ($)	Value ($)

Corporate Notes and Bonds(h) (continued)

CAPITAL EQUIPMENT - 1.5%

Optimas OE Solutions Holding, LLC
8.63%, 06/01/21(i)	2,000,000	1,585,000
WireCo WorldGroup, Inc.
9.50%, 05/15/17	2,000,000	2,015,000

		3,600,000

CHEMICALS, PLASTICS & RUBBER - 1.9%

TPC Group, Inc. (Texas Petrochemical)
8.75%, 12/15/20(i)	5,966,000	4,656,761

CONSTRUCTION & BUILDING - 0.9%

GCP Applied Technologies, Inc.
9.50%, 02/01/23(i)	1,946,000	2,228,073

CONSUMER GOODS: NON-DURABLE - 1.1%

American Greetings Corp.
7.38%, 12/01/21	2,529,000	2,639,644

CONTAINERS, PACKAGING & GLASS - 0.4%

Reynolds Group Holdings, Inc.
6.88%, 02/15/21	996,000	1,033,352

ENERGY: OIL & GAS - 2.5%

Northern Oil and Gas, Inc.
8.00%, 06/01/20	1,519,000	1,177,225
Northern Tier Energy, LLC / Northern Tier
7.13%, 11/15/20	1,804,000	1,853,610
Sidewinder Drilling, Inc.
9.75%, 11/15/19(i)	6,000,000	420,000
Summit Midstream Holdings, LLC / Summit Midstream Finance Corp.
7.50%, 07/01/21	2,700,000	2,808,000

		6,258,835

HEALTHCARE & PHARMACEUTICALS - 1.9%

Team Health Holdings, Inc.
7.25%, 12/15/23(i)	1,473,000	1,588,999
Valeant Pharmaceuticals International, Inc. (Canada)
7.50%, 07/15/21(c)(i)	3,200,000	3,109,920

		4,698,919

HIGH TECH INDUSTRIES - 2.1%

Cimpress NV (Netherlands)
7.00%, 04/01/22(c)(i)	2,391,000	2,504,572
JDA Escrow, LLC
7.38%, 10/15/24(i)	1,000,000	1,030,000
Riverbed Technology, Inc.
8.88%, 03/01/23(i)	1,500,000	1,610,625

		5,145,197

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.3%

Acosta, Inc.
7.75%, 10/01/22(i)	1,000,000	827,500

	Principal Amount ($)	Value ($)

MEDIA: BROADCASTING & SUBSCRIPTION - 5.1%

Columbus International, Inc. (Barbados)
7.38%, 03/30/21(c)(i)	3,285,000	3,496,390
CSC Holdings, LLC
5.50%, 04/15/27(i)	1,125,000	1,153,125
Neptune Finco Corp.
10.13%, 01/15/23(i)	317,000	366,135
10.88%, 10/15/25(i)	877,000	1,028,282
Radio One, Inc.
7.38%, 04/15/22(i)	882,000	890,820
9.25%, 02/15/20(i)	2,484,000	2,328,750
SiTV, Inc.
10.38%, 07/01/19(i)	3,420,000	2,368,350
WideOpenWest Finance, LLC
10.25%, 07/15/19	1,000,000	1,055,080

		12,686,932

METALS & MINING - 0.0%

Magnetation, LLC / Mag Finance Corp.
11.00%, 05/15/18(d)(g)(i)(j)	2,937,000	—

RETAIL - 1.2%

Jo-Ann Stores, Inc.
8.13%, 03/15/19(i)	3,000,000	3,007,500

SERVICES: BUSINESS - 0.9%

Camelot Finance S.A. (Luxembourg)
7.88%, 10/15/24(c)(e)(i)	2,080,000	2,150,200

SERVICES: CONSUMER - 0.4%

Laureate Education, Inc.
10.00%, 09/01/19(i)	1,000,000	957,500

TELECOMMUNICATIONS - 1.2%

Altice Financing S.A. (Luxembourg)
7.50%, 05/15/26(c)(i)	2,743,000	2,863,006

Total Corporate Notes and Bonds (Cost $69,703,451)		59,481,129

Structured Products - 16.2%(k)
Anchorage Capital CLO, Ltd. (Cayman Islands)
Series 2015-6A, Class E2, 7.52%, 04/15/27(c)(d)(i)(l)	4,400,000	4,366,472
Series 2015-7A, Class E2, 7.78%, 10/15/27(c)(d)(i)(l)	3,000,000	2,995,812
Atlas Senior Loan Fund, Ltd. (Cayman Islands)
Series 2012-1A, Class B3L, 8.32%, 08/15/24(c)(i)(l)	5,000,000	4,706,889
Carlyle Global Market Strategies CLO, Ltd. (Cayman Islands)
Series 2014-5A, Class E, 6.59%, 10/16/25(c)(d)(i)(l)	1,000,000	814,127
ECP CLO, Ltd. (Cayman Islands)
Series 2014-6A, Class D2, 7.23%, 07/15/26(c)(d)(i)(l)	4,000,000	3,225,276

See accompanying Notes to Schedule of Investments.  |  7

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

September 30, 2016  (unaudited)

	Principal Amount ($)	Value ($)

Structured Products(k) (continued)
Ivy Hill Middle Market Credit Fund, Ltd. (Cayman Islands)
Series 10A, Class D2, 7.93%, 07/18/27(c)(d)(i)(l)	2,350,000	2,105,755
JFIN CLO, Ltd. (Cayman Islands)
Series 2013-1I, Class E, 6.70%, 01/20/25(c)(d)(l)	2,000,000	1,273,548
Series 2015-1A, Class E, 5.85%, 03/15/26(c)(i)(l)	4,500,000	3,530,110
NXT Capital CLO, LLC
Series 2014-1A, Class E, 6.21%, 04/23/26(i)(l)	5,000,000	4,316,316
NZCG Funding, Ltd. (Cayman Islands)
Series 2015-2A, Class D, 7.03%, 04/27/27(c)(d)(i)(l)	1,500,000	1,377,325
OCP CLO, Ltd. (Cayman Islands)
Series 2014-5A, Class E, 5.97%, 04/26/26(c)(d)(i)(l)	3,000,000	1,903,131
Series 2016-11A, Class D2, 9.63%, 04/26/28(c)(d)(i)(l)	5,000,000	5,038,210
Teachers Insurance and Annuity Association of America CLO, Ltd. (Cayman Islands)
Series 2016-1A, Class E2, 10.69%, 07/20/28(c)(d)(i)(l)	2,500,000	2,572,678
TIAA Churchill Middle Market CLO I (Cayman Islands)
Series 2016-1A, Class E2, 8.80%, 10/20/28(c)(i)(l)	2,000,000	1,851,228

Total Structured Products (Cost $43,131,114)		40,076,877

	Share Quantity	Value ($)

Common Stocks - 0.0%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%

Medical Card System, Inc.(d)(g)	914,981	—

ENERGY: OIL & GAS - 0.0%

Southcross Holdings Borrower, GP LLC(d)(g)	129	—
Southcross Holdings Borrower, LP, Class A-II(d)(g)	129	49,235

		49,235

Total Common Stock (Cost $58,051)		49,235

Preferred Stock - 1.6%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.6%

SquareTwo Financial Corp.
11.63%,(d)(g)	2,647	—
Watford Holdings, Ltd. (Bermuda)
8.50%,(c)(d)(i)	160,000	3,924,136

		3,924,136

Total Preferred Stock (Cost $4,906,669)		3,924,136

Total Investments-155.8% (Cost of $403,487,382) (m)		385,016,270
Other Assets & Liabilities, Net-0.0%		23,629
Loan Outstanding-(55.8)%(n)(o)		(137,974,744)

Net Assets -100.0%		247,065,155

8  |  See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

September 30, 2016  (unaudited)

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of September 30, 2016. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

Senior Loan assets may have additional unfunded loan commitments. As of September 30, 2016, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitments

SquareTwo Financial Corp.	$173,043
USS Parent Holding Corp.	357,219

Total unfunded loan commitments	$530,262

(b)	The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate. As of September 30, 2016, the 1, 3 and 6 month LIBOR rates were 0.53%, 0.85% and 1.24%, respectively, and the Prime lending rate was 3.50%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of both LIBOR and Prime (“Variable”) in addition to the stated spread.
(c)	Foreign issuer traded in U.S. dollars.
(d)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(e)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(f)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount.
(g)	Non-income producing asset.
(h)	Fixed rate asset.
(i)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2016, these securities amounted to $89,626,684, or 36.28% of net assets.
(j)	The issuer is in default of its payment obligations as of May 5, 2015, as such, income is no longer being accrued. The issuer paid a cash dividend to all shareholders of record as of January 6, 2016, which was recorded as a cost basis adjustment.
(k)	Structured Products include collateralized loan obligations (“CLOs”). A CLO typically takes the form of a financing company (generally called a special purpose vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are often Senior Loans or corporate notes and bonds, the assets may also include (i) subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in Senior Loans. The Fund may invest in lower tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. A key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded for the purpose of securitizing payment claims arising out of this asset pool. On this basis, marketable securities are issued by the SPV and the redemption of these securities typically takes place at maturity out of the cash flow generated by the collected claims.
(l)	Floating rate asset. The interest rate shown reflects the rate in effect at September 30, 2016.
(m)	The aggregate cost of securities for federal income tax purposes was $403,778,351. Cost for U.S. federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales. Unrealized appreciation and depreciation on investments were as follows:

Gross unrealized appreciation	$5,720,772
Gross unrealized depreciation	(24,482,853)

Net unrealized depreciation	$(18,762,081)

(n)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(o)	Principal $138,000,000 less unamortized deferred financing costs of $25,256.

See accompanying Notes to Schedule of Investments.  |  9

Apollo Tactical Income Fund Inc.

Notes to Schedule of Investments

September 30, 2016 (unaudited)

Security Valuation

Apollo Tactical Income Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, structured products, common stock and preferred stock are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1  —  Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2  —  Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3  —  Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

10  |

Apollo Tactical Income Fund Inc.

Notes to Schedule of Investments  (continued)

September 30, 2016  (unaudited)

The valuation techniques used by the Fund to measure fair value at September 30, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers into and out of the levels are recognized at the value at the end of the period. A summary of the Fund’s investments categorized in the fair value hierarchy as of September 30, 2016 is as follows:

Apollo Tactical Income Fund Inc.

Assets	Total Fair Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Cash and Cash Equivalents	$16,945,590	$16,945,590	$—	$—
Senior Loans	281,484,893	—	262,237,497	19,247,396
Corporate Notes and Bonds	59,481,129	—	59,481,129	—
Structured Products	40,076,877	—	14,404,543	25,672,334
Common Stock	49,235	—	—	49,235
Preferred Stock	3,924,136	—	—	3,924,136
Unrealized appreciation on Unfunded Loan Commitments	7,331	—	3,870	3,461

Total Assets	$401,969,191	$16,945,590	$336,127,039	$48,896,562

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value for the period January 1, 2016 through September 30, 2016:

Apollo Tactical Income Fund Inc.

	Total	Senior Loans	Corporate Notes and Bonds	Structured Products	Common Stock	Preferred Stock	Unfunded Loan Commitments

Total Fair Value, beginning of period	$61,610,980	$31,028,040	$2,833,003	$23,923,849	$—	$3,826,088	$—
Purchases, including capitalized PIK	1,548,161	1,548,161	—	—	—	—	—
Sales	(15,730,143)	(11,507,243)	—	(4,222,900)	—	—	—
Accretion/(amortization) of discounts/ (premiums)	129,409	51,639	(1,872)	79,642	—	—	—
Net realized gain/(loss)	(3,420,681)	(1,528,673)	—	(1,892,008)	—	—	—
Change in net unrealized appreciation/ (depreciation)	2,568,022	2,192,807	(2,411,131)	2,688,298	—	98,048	—
Transfers into Level 3	23,437,810	13,582,772	—	9,802,342	49,235	—	3,461
Transfers out of Level 3	(21,246,996)	(16,120,107)	(420,000)	(4,706,889)	—	—	—

Total Fair Value, end of period	$48,896,562	$19,247,396	$—	$25,672,334	$49,235	$3,924,136	$3,461

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed previously. There were no transfers between Level 1 and Level 2 fair value measurement during the period shown. Warrants held at the beginning of the period have been fully exercised. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at September 30, 2016 was $(366,610).

|  11

Apollo Tactical Income Fund Inc.

Notes to Schedule of Investments  (continued)

September 30, 2016  (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of September 30, 2016:

Apollo Tactical Income Fund Inc.

Assets	Fair Value at September 30, 2016	Valuation Technique(s)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized

Senior Loans	$15,386,302	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

	2,828,400	Market comparable approach(a)	Total enterprise value/EBITDA(a)	6.75x

	3,636	Recoverability(b)	Wind down costs(b)	$14.43m to $18.04m

	1,029,058	Market comparable approach(c)	ERP Multiple(c)	0.45x

Corporate Notes and Bonds	—	Recoverability(b)	Wind down costs(b)	$14.43m to $18.04m

Structured Products	25,672,334	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Common Stock	—	Market comparable approach(a)	Total enterprise value/EBITDA(a)	6.75x

	49,235	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Preferred Stock	3,924,136	Discounted cash flow(d)	Discount rate(d)	8.66%

	—	Market Comparable Approach(c)	ERP Multiple(c)	0.45x

Unfunded Loan Commitments	3,461	Market Comparable Approach(c)	ERP Multiple(c)	0.45x

Total Fair Value	$48,896,562

(a)	The Fund utilized a market comparable approach to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.
(b)	The Fund utilized a recoverability approach to fair value this security, specifically a liquidation analysis. There are various, company-specific inputs used in the valuation analysis that relate to the liquidation value of the company’s assets, which were estimated by a third-party financial advisor as part of restructuring proceedings. The significant unobservable inputs used in the valuation model were wind down costs. Significant increases and decreases in the input in isolation may result in a significantly higher or lower far value measurement.
(c)	The Fund utilized a market comparable approach to fair value this security. The significant unobservable input used in the valuation model was Estimated Remaining Proceeds (“ERP”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in isolation may result in a significantly higher or lower fair value measurement.
(d)	The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

For more information with regard to significant accounting policies, see the Fund’s most recent annual report filed with the Securities and Exchange Commission.

12  |

Item 2. Controls and Procedures.

(a)

The Fund’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Apollo Tactical Income Fund Inc.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President (principal executive officer)

Date	11/17/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date	11/17/2016

By (Signature and Title)	/s/ Frank Marra
Frank Marra, Treasurer and Chief Financial Officer
(principal financial officer)

Date	11/17/2016